Summary Of Significant Accounting Policies	12 Months Ended
Dec. 31, 2010
Summary Of Significant Accounting Policies [Abstract]
Summary Of Significant Accounting Policies

2. Summary of Significant Accounting Policies

Basis of Presentation

The business of the Company is conducted through limited liability companies and C corporations, each of which is a wholly owned subsidiary of the Company. The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All significant intercompany accounts have been eliminated in consolidation.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting standards requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, including estimates for uncollectible patient receivables, estimates of amounts receivable and payable to third-party payors, and estimated insurance liabilities. There is a reasonable possibility that actual results could differ from those estimates.

Cash and Cash Equivalents

The Company considers all highly liquid investments with original maturities of three months or less to be cash equivalents. At times, cash and cash equivalent balances may exceed federally insured limits. The Company believes that it mitigates any risks by depositing cash and investing in cash equivalents with major financial institutions.

Property and Equipment

Property and equipment are stated at cost. Depreciation is calculated on the straight-line basis over the estimated useful lives of the assets, which are generally three to thirty years, or the term of the related lease if less than the useful life. When assets are sold or retired, the corresponding cost and accumulated depreciation are removed from the related accounts and any gain or loss is credited or charged to operations. Repair and maintenance costs are charged to expense as incurred. Depreciation expense for the years ended December 31, 2010, 2009 and 2008, was approximately $868,000, $865,000 and $708,000, respectively.

Inventory

Inventory consists of medical and other supplies and is valued at the lower of cost or market. Cost is determined using the first-in, first-out method.

Net Patient Service Revenue

Net patient service revenue is derived from services rendered to patients for inpatient psychiatric and substance abuse care, outpatient psychiatric care and adolescent residential treatment and includes revenue payable by the Medicare Program (Medicare) administered by the Center for Medicare and Medicaid Services

(CMS), Medicaid Programs, commercial insurance (in network and out of network), and other payors including individual patients. Revenue is recorded at the time services are provided. Charity care is recorded as deduction to revenues for self-pay patients that the Company does not expect to be able to pay for care. Charity care deductions from revenue were $1.8 million, $1.8 million and $1.1 million for the years ended December 31, 2010, 2009 and 2008, respectively.

Patient service revenue is recorded at established billing rates less contractual adjustments. Contractual adjustments are recorded to state patient service revenue at the amount expected to be collected for the service provided based on amounts reimbursable by Medicare or Medicaid under provisions of cost or prospective reimbursement formulas or amounts due from other third-party payors at contractually determined rates.

The Company receives payments for services rendered from federal and state agencies (under the Medicare and Medicaid Programs), commercial insurance companies (in network and out of network), and other payors including individual patients. The majority of its reimbursement is from Medicare and Medicaid.

The following table presents patient service revenue by payor type as a percentage of total patient service revenue for the years ended December 31, 2010, 2009 and 2008:

	2010	2009	2008
Medicare	23%	22%	22%
Medicaid	39	40	41
Commercial	30	33	34
Self-pay and other	8	5	3

Total	100%	100%	100%

Settlements under cost reimbursement agreements with third-party payors are estimated and recorded in the period in which the related services are rendered and are adjusted in future periods as final settlements are determined. Final determination of amounts earned under the Medicare and Medicaid programs often occurs in subsequent years because of audits by such programs, rights of appeal and the application of numerous technical provisions. In the opinion of management, adequate provision has been made for any adjustments and final settlements. However, there can be no assurance that any such adjustments and final settlements will not have a material effect on the Company's financial position or results of operations.

Laws and regulations governing the Medicare and Medicaid programs are complex and subject to interpretation. The Company believes that it is in compliance with all applicable laws and regulations and is not aware of any pending or threatened investigations involving allegations or wrongdoing. While no such regulatory inquiries have been made, compliance with such laws and regulations can be subject to future government review and interpretation, as well as significant regulatory action including fines, penalties and exclusion from the Medicare program.

Accounts Receivable and Allowance for Doubtful Accounts

The Company receives payments for services rendered from federal and state agencies (under the Medicare and Medicaid programs), commercial insurance companies (in network and out of network), and other payors including individual patients. The Company extends credit to its patients and does not require collateral. The Company does not charge interest on accounts receivable.

The Company does not believe that there are any significant concentrations of revenues from any particular payor that would subject it to any significant credit risks in the collection of its accounts receivable. Estimated provisions for doubtful accounts are recorded to the extent it is probable that a portion or all of a particular account will not be collected. In evaluating the collectibility of accounts receivable, the Company considers a number of factors, including the age of the accounts, historical collection experience, current economic conditions, and other relevant factors.

Income Taxes

Acadia was formed as a limited liability company (LLC). Some of Acadia's subsidiaries are organized as LLCs and others as C-corporations. The Company has elected, where applicable, that all such entities be taxed as flow-through entities and as such, the results of operations of the Company related to the flow-through entities are included in the income tax returns of its members. Accordingly, taxable income of the Company is the direct obligation of the Member. Management is not aware of any course of action or series of events that have occurred that might adversely affect the Company's flow-through tax status.

Some of the Company's subsidiaries are taxed as a C-corporation for federal and state income taxes as the respective subsidiary is directly liable for taxes on its separate income. A tax provision has been provided for income taxes that are the responsibility of the Company or its subsidiaries in the accompanying consolidated financial statements relating to the entities that are taxed as C-corporations and for any taxing jurisdictions that do not recognize an LLC as a flow-through entity.

Unaudited Pro Forma Income Taxes

The Company has prepared and provided pro forma disclosures in the consolidated statements of operations as if the Company's flow through entities were taxable as C-corporations for federal and state income tax purposes. The pro forma income tax expense was $2,448,357 for the year ended December 31, 2010 and is based on statutory income tax rates.

Advertising Costs

Advertising costs are expensed as incurred and approximated $210,000, $208,000 and $92,000 for the years ended December 31, 2010, 2009 and 2008.

Professional Liabilities Insurance

Loss provisions for professional liability claims are based upon independent actuarial estimates of future amounts that will be paid to claimants. These estimates include consideration of historical Company specific and general psychiatric industry claims experience, as well as future estimated claims payment patterns.

Goodwill and Other Intangible Assets

The Company has recorded assets acquired and liabilities assumed at their respective fair values. The Company recognizes specifically identifiable intangibles when a specific right or contract is acquired. Finite-lived intangible assets are amortized on a straight-line basis over the lessor of the underlying contractual or estimated useful lives.

The Company's goodwill and other indefinite-lived intangible assets are evaluated for impairment annually in its fiscal fourth quarter or more frequently if events indicate that the asset may be impaired. Such evaluation includes comparing the fair value of the asset with its carrying value. If the fair value of the goodwill and other indefinite-lived intangible asset is less than its carrying value, an impairment loss is recognized in an amount equal to the differences. During the years ended December 31, 2010 and 2009, the Company performed its annual impairment tests in the fourth quarter of 2010 and 2009, and did not incur an impairment charge.

Long-Lived Assets and Finite-Lived Intangible Assets

The carrying values of long-lived and finite lived intangible assets are reviewed whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If this review indicates that the asset will not be recoverable, as determined based upon the undiscounted cash flows of the operating asset over the remaining amortization period, the carrying value of the asset will be reduced to its fair value.

Fair Values of Financial Instruments

In September 2006, FASB issued No. 157, Fair Value Measurements, or SFAS No. 157, which has been codified into Accounting Standards Codification 825 ("ASC 825"), Financial Instruments. This guidance, among other things, established a framework for measuring fair value and required supplemental disclosures about fair value measurements. The changes resulting from the application of this new accounting pronouncement primarily relate to the definition of fair value and the methods used to measure fair value. This guidance was effective for fiscal years beginning after November 15, 2007. However, the FASB subsequently deferred this guidance for one year insofar as it relates to certain non-financial assets and liabilities.

The Company adopted this guidance on January 1, 2008, except for the provisions relating to non-financial assets and liabilities that are not required or permitted to be recognized or disclosed at fair value on a recurring basis. The adoption of this guidance for financial assets and liabilities that are carried at fair value on a recurring basis did not have a material impact on our financial position or results of operations. Non-financial assets and liabilities include: (i) those items measured at fair value in goodwill impairment testing; (ii) tangible and intangible long-lived assets measured at fair value for impairment testing; and (iii) those items initially measured at fair value in a business combination. The portion of this guidance that defers the effective date for one year for certain non-financial assets and non-financial liabilities measured at fair value, except those that are recognized or disclosed at fair value in the financial statements on a recurring basis, was implemented January 1, 2009. The adoption of this guidance did not have a material impact on our financial position or results of operations.

In July 2011, the FASB issued Accounting Standards Update ("ASU") 2011-7, "Health Care Entities" (Topic 954): Presentation and Disclosure of Patient Service Revenue, Provision for Bad Debts, and the Allowance for Doubtful Accounts for Certain Health Care Entities. ASU 2011-7 requires healthcare organizations to present their provision for doubtful accounts related to patient service revenue as a deduction from revenue, similar to contractual discounts. In addition, all healthcare organizations will be required to provide certain disclosures designed to help users understand how contractual discounts and bad debts affect recorded revenue in both interim and annual financial statements. ASU 2011-7 is required to be applied retrospectively and is effective for public companies for fiscal years, and interim periods within those years, beginning December 15, 2011, with early adoption permitted. ASU 2011-7 is effective for the Company's fiscal year beginning October 1, 2012, and is not expected to significantly impact the Company's financial position, results of operations or cash flows, although it will change the presentation of the Company's revenues on its statements of operations, as well as requiring additional disclosures.

Financial Instruments

Accounting Standards Codification 825 ("ASC 825"), Financial Instruments (formerly Statement of Financial Accounting Standards No. 107), requires certain disclosures regarding the estimated fair values of financial instruments. The carrying value of cash and cash equivalents, net accounts receivable, accounts payable and accrued liabilities reflected in the consolidated financial statements approximate their estimated fair values due to their short-term nature.

Earnings Per Unit

Basic and diluted earnings per unit are calculated in accordance with ASC Topic 260, Earnings Per Share (formerly SFAS No. 128, Earnings Per Share) using the weighted-average units outstanding in each period, which represents the 100 units held by Holdings for all periods presented, adjusted to retroactively reflect the 100,000-for-one stock split that was effected by means of a stock dividend on May 20, 2011 and the 1.7633-for-one stock split completed on November 1, 2011.

Recent Accounting Pronouncements

In June 2009, the Financial Accounting Standards Board, or FASB, issued Statement of Financial Accounting Standards No. 168, The FASB Accounting Standards Codification and the Hierarchy of Generally Accepted Accounting Principle, which has been codified into Accounting Standards Codification 105, Generally Accepted Accounting Principles. This guidance establishes the FASB Accounting Standards Codification (the Codification) as the single source of authoritative, nongovernmental U.S. GAAP. The Codification did not change U.S. GAAP. All existing accounting standard documents were superseded and all other accounting literature not included in the Codification is considered non-authoritative. This guidance is effective for interim and annual periods ending after September 15, 2009. Accordingly, the Company has adopted this guidance for the year ended December 31, 2009. The adoption did not have a significant impact on its results of operations, cash flows or financial position.

Fair Value Option for Financial Assets and Financial Liabilities

In February 2007, the FASB issued Statement of Financial Accounting Standard No. 159, The Fair Value Option for Financial Assets and Financial Liabilities—Including an amendment of FASB Statement No. 115, which has been codified into Accounting Standards Codification 820 ("ASC 820"), Financial Instruments. This guidance is effective for fiscal years beginning after November 15, 2007 and permits entities to choose to measure many financial instruments and certain other items at fair value. This guidance also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. Unrealized gains and losses on items for which the fair value option is elected would be reported in earnings. The Company has adopted this guidance and has elected not to measure any additional financial instruments and other items at fair value.

Acquisition Method of Accounting for Acquisitions

In December 2007, the FASB issued Statement of Financial Accounting Standards No. 141 (Revised 2007), Business Combinations, which has been codified into Accounting Standards Codification 805 ("ASC 805"). This guidance requires a number of changes, including changes in the way assets and liabilities are recognized in acquisition accounting as well as requiring the expensing of acquisition-related costs as incurred. Additionally, it provides guidance for recognizing and measuring the goodwill acquired in the business combination and determines what information to disclose to enable users of the financial statements to evaluate the nature and financial effects of the business combination. Furthermore, this guidance requires any adjustments to acquired deferred tax assets and liabilities occurring after the related measurement period to be made through earnings for both acquisitions occurring prior and subsequent to its effective date. The Company adopted ASC 805 on January 1, 2009. Earlier adoption was prohibited. The adoption of this guidance, prospectively, may have a material effect on the Company's results of operations and financial position, to the extent that it has material acquisitions, as costs that have historically been capitalized will now be expensed, such as accounting, legal and other professional fees. Acquisition related costs are expensed as incurred and approximated $849,000 and $204,000 for the years ended December 31, 2010 and 2009, respectively.

Non-controlling Interests in Consolidated Financial Statements

In December 2007, the FASB issued Statement of Financial Accounting Standards No. 160, Noncontrolling Interests in Consolidated Financial Statements—An Amendment of ARB No. 51, which has been codified into Accounting Standards Codification 810 ("ASC 810"), Consolidation. This guidance establishes accounting and reporting standards for the noncontrolling interest in a subsidiary and for the deconsolidation of a subsidiary and clarifies that a noncontrolling interest in a subsidiary is an ownership interest in the consolidated entity that should be reported as equity in the consolidated financial statements. Additionally, this guidance changes the way the consolidated income statement is presented by requiring consolidated net income to be reported at amounts that include the amounts attributable to both the parent and the noncontrolling interest and requires expanded disclosures in the consolidated financial statements that clearly identify and distinguish between the interests of the parent's owners and the interests of the noncontrolling owners of a subsidiary, including a reconciliation of the beginning and ending balances of the equity attributable to the parent and the noncontrolling owners and a schedule showing the effects of changes in a parent's ownership interest in a subsidiary on the equity attributable to the parent.

This guidance does not change the provisions of Accounting Research Bulletin No. 51, Consolidated Financial Statements, which has also been codified into ASC 810, Consolidation, related to consolidation purposes or consolidation policy, or the requirement that a parent consolidate all entities in which it has a controlling financial interest. This guidance does, however, amend certain of consolidation procedures to make them consistent with the requirements of ASC Topic 805 as well as to provide definitions for certain terms and to clarify some terminology. This guidance was effective on January 1, 2009 for the Company. Earlier adoption was prohibited. This guidance must be applied prospectively as of the beginning of the fiscal year in which it is initially applied, except for the presentation and disclosure requirements, which must be applied retrospectively for all periods presented. The adoption of this guidance did not have a material impact on the Company's results of operations, cash flows or financial position.

Determination of Useful Life of Intangible Assets

In April 2008, the FASB issued FASB Staff Position, or FSP No. 142-3, Determination of the Useful Life of Intangible Assets, which has been codified into Accounting Standards Codification 350 ("ASC 350"), Intangibles—Goodwill and Other. This guidance is intended to improve the consistency between the useful life of a recognized intangible asset under SFAS No. 142, Goodwill and Other Intangible Assets, as codified into ASC 350, and the period of expected cash flows used to measure the fair value of the asset under SFAS No. 141(R), as codified into ASC 805, Business Combination, when the underlying arrangement includes renewal or extension of terms that would require substantial costs or result in a material modification to the asset upon renewal or extension. Companies estimating the useful life of a recognized intangible asset must now consider their historical experience in renewing or extending similar arrangements or, in the absence of historical experience, must consider assumptions that market participants would use about renewal or extension as adjusted for ASC 350's entity-specific factors. This guidance is effective for the Company beginning January 1, 2009. The adoption of this guidance did not have a material impact on the consolidated financial statements of the Company.

Convertible Debt Instruments

In May 2008, the FASB issued FSP, No. APB 14-1, Accounting for Convertible Debt Instruments That May Be Settled in Cash upon Conversion (Including Partial Cash Settlement), which has been codified into Accounting Standards Codification 470 ("ASC 470"), Debt. This guidance specifies that issuers of certain convertible debt instruments must separately account for the liability and equity components thereof and reflect interest expense at the entity's market rate of borrowing for non-convertible debt instruments. This guidance is effective for financial statements issued for fiscal years beginning after December 15, 2008, and interim periods within those fiscal years. Early adoption was not permitted. This guidance requires retrospective application to all periods presented in the annual financial statements for the period of adoption and where applicable instruments were outstanding during an earlier period. The cumulative effect of the change in accounting principle on periods prior to those presented shall be recognized as of the beginning of the first period presented. An offsetting adjustment shall be made to the opening balance of retained earnings for that period, presented separately. The adoption of this guidance did not have a material impact on the Company's results of operations, cash flows or financial position.

Fair Value Measurements

In April 2009, the FASB issued FSP No. FAS 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly, which has been codified into ASC 820, Fair Value Measurements and Disclosures. This guidance provides additional direction for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased. This guidance also includes direction on identifying circumstances that indicate a transaction is not orderly. This guidance emphasizes that even if there has been a significant decrease in the volume and level of activity for the asset or liability and regardless of the valuation technique(s) used, the objective of a fair value measurement remains the same. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction, not a forced liquidation or distressed sale, between market participants at the measurement date under current market conditions. This guidance is effective for interim and annual reporting periods ending after June 15, 2009, and is applied prospectively. The adoption of this guidance did not have a material impact on the Company's consolidated financial statements.

Subsequent Events

In May 2009, the FASB issued SFAS No. 165, Subsequent Events, which has been codified into Accounting Standards Codification 855 ("ASC 855"). This guidance establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued. The Company adopted this guidance for the year ended December 31, 2009.

Recent Accounting Guidance Not Yet Adopted

In January 2010, the FASB issued guidance to amend the disclosure requirements related to recurring and nonrecurring fair value measurements. The guidance requires new disclosures on the transfers of assets and liabilities between Level 1 (quoted prices in active market for identical assets or liabilities) and Level 2 (significant other observable inputs) of the fair value measurement hierarchy, including the reasons and the timing of the transfers. Additionally, the guidance requires a roll forward of activities on purchases, sales, issuance, and settlements of the assets and liabilities measured using significant unobservable inputs (Level 3 fair value measurements). The guidance became effective for the Company with the reporting period beginning January 1, 2010, except for the disclosure on the roll forward activities for Level 3 fair value measurements, which became effective with the reporting period beginning January 1, 2011. This new guidance will not have a material impact on the consolidated financial statements.

In October 2009, the FASB issued guidance on revenue recognition that became effective for the Company beginning January 1, 2011, with earlier adoption permitted. Under the new guidance on arrangements that include software elements, tangible products that have software components that are essential to the functionality of the tangible product will no longer be within the scope of the software revenue recognition guidance, and software-enabled products will now be subject to other relevant revenue recognition guidance. Additionally, the FASB issued guidance on revenue arrangements with multiple deliverables that are outside the scope of the software revenue recognition guidance. Under the new guidance, when vendor specific objective evidence or third party evidence for deliverables in an arrangement cannot be determined, a best estimate of the selling price is required to separate deliverables and allocate arrangement consideration using the relative selling price method. The new guidance includes new disclosure requirements on how the application of the relative selling price method affects the timing and amount of revenue recognition. The adoption of this new guidance will not have a material impact on the consolidated financial statements.

In June 2009, the FASB issued guidance on the consolidation of variable interest entities, which is effective for the Company beginning January 1, 2011. The new guidance requires revised evaluations of whether entities represent variable interest entities, ongoing assessments of control over such entities, and additional disclosures for variable interests. The adoption of this new guidance will not have a material impact on the consolidated financial statements.

The Company has reviewed other recently issued accounting pronouncements and believes none will have any material impact on the consolidated financial statements.